Other Operating Income and Expenses	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Other Operating Income and Expenses	Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥13,663	¥11,195	¥—
Gain on sales of property, plant and equipment and investment property	4,734	1,148	2,094
Gain on divestment of business to Teva Takeda Yakuhin	1,460	1,414	6,807
Gain on divestment of business and subsidiaries (Note 19)	228,923	5,602	—
Change in estimate of liabilities related to SHP647	60,179	—	4,102
Other	9,061	23,762	12,421
Total	¥318,020	¥43,123	¥25,424

Other operating expenses:
Donations and contributions	¥8,412	¥8,255	¥7,685
Restructuring expenses (Note 23)	115,875	83,836	59,234
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	72,940	—	3,991
Valuation reserve for pre-launch inventories	19,486	20,723	9,466
Impairment of assets held for sale (Note 19)	530	—	4,693
Other	41,652	46,261	60,178
Total	¥258,895	¥159,075	¥145,247
For the year ended March 31, 2021, gain on divestment of business and subsidiaries includes sale of shares and relevant assets of Takeda Consumer Healthcare Company Limited and other non-core assets. Change in estimate of liabilities related to SHP647 for the year ended March 31, 2021 is revaluation gain of liabilities for the future costs, such as program termination costs of pipeline compound SHP647 and certain associated rights ("SHP647")(Note). This revaluation gain was recorded upon the European Commission's decision in May 2020 to release Takeda's obligation to divest SHP647.
(Note) Upon the Shire Acquisition in January 2019, the European Commission required Takeda to divest SHP647 and certain associated rights and we recorded a liability associated with that obligation.
For the year ended March 31, 2021, change in fair value of financial assets associated with contingent consideration arrangements included in other operating expenses is driven by changes in assumptions related to the future sales of XIIDRA previously sold to Novartis, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe.
For the year ended March 31, 2022, other in other operating income includes a compensation for damages and settlement proceeds Takeda received of 8,487 million JPY.
For the years ended March 31, 2021, 2022 and 2023 other in other operating expenses includes legal provision for certain legal proceeding of 17,401 million JPY and 20,319 million JPY and 16,455 million JPY, respectively. Other in other operating expenses for the year ended March 31, 2023 also includes a 16,470 million JPY write-off of option fees Takeda paid as part of collaboration agreements.